Index 400 Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2024 (unaudited)

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.4%)
Frontier Communications Parent, Inc. *	107,235	3,810
Iridium Communications, Inc.	57,377	1,747
The New York Times Co. - Class A	78,800	4,387
Nexstar Media Group, Inc.	14,702	2,431
TKO Group Holdings, Inc. *	32,209	3,984
Warner Music Group Corp.	68,648	2,149
ZoomInfo Technologies, Inc. *	139,898	1,444

Total		19,952

Consumer Discretionary (14.3%)
Abercrombie & Fitch Co. *	24,776	3,466
Aramark	127,096	4,922
Autoliv, Inc.	35,184	3,285
AutoNation, Inc. *	12,695	2,271
Boyd Gaming Corp.	33,206	2,147
Brunswick Corp.	32,094	2,690
Burlington Stores, Inc. *	30,482	8,031
Capri Holdings, Ltd. *	57,104	2,423
Carter’s, Inc.	17,512	1,138
Choice Hotels International, Inc.	10,992	1,432
Churchill Downs, Inc.	35,423	4,790
Columbia Sportswear Co.	15,890	1,322
Crocs, Inc. *	28,785	4,168
Dick’s Sporting Goods, Inc.	27,957	5,835
Duolingo, Inc. *	18,058	5,093
Five Below, Inc. *	26,693	2,358
Floor & Decor Holdings, Inc. *	51,732	6,424
GameStop Corp. - Class A *	186,911	4,286
The Gap, Inc.	106,919	2,358
Gentex Corp.	111,603	3,313
The Goodyear Tire & Rubber Co. *	138,154	1,223
Graham Holdings Co. - Class B	1,666	1,369
Grand Canyon
Education, Inc. *	14,084	1,998
H&R Block, Inc.	67,282	4,276
Harley-Davidson, Inc.	57,427	2,213
Hilton Grand Vacations, Inc. *	30,989	1,125

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Hyatt Hotels Corp. - Class A	21,779	3,315
KB Home	34,947	2,995
Lear Corp.	27,273	2,977
Light & Wonder, Inc. *	43,005	3,902
Lithia Motors, Inc. - Class A	12,884	4,092
Macy’s, Inc.	134,006	2,103
Marriott Vacations Worldwide Corp.	15,642	1,149
Mattel, Inc. *	164,761	3,139
Murphy USA, Inc.	8,991	4,431
Nordstrom, Inc.	46,803	1,053
Ollie’s Bargain Outlet Holdings, Inc. *	29,669	2,884
Penske Automotive Group, Inc.	9,065	1,472
Planet Fitness, Inc. - Class A *	41,003	3,330
Polaris, Inc.	25,395	2,114
PVH Corp.	27,075	2,730
RH *	7,242	2,422
Service Corp. International	70,268	5,546
Skechers USA, Inc. - Class A *	64,243	4,299
Taylor Morrison Home Corp. *	50,527	3,550
Tempur Sealy International, Inc.	83,710	4,571
Texas Roadhouse, Inc.	32,188	5,684
Thor Industries, Inc.	25,787	2,834
Toll Brothers, Inc.	49,567	7,658
TopBuild Corp. *	14,471	5,887
Travel + Leisure Co.	33,874	1,561
Under Armour, Inc. - Class A *	91,135	812
Under Armour, Inc. - Class C *	63,218	528
Vail Resorts, Inc.	18,242	3,179
Valvoline, Inc. *	62,476	2,615
Visteon Corp. *	13,382	1,274
The Wendy’s Co.	82,526	1,446
Whirlpool Corp.	26,611	2,847
Williams-Sonoma, Inc.	62,127	9,625
Wingstop, Inc.	14,146	5,886
Wyndham Hotels & Resorts, Inc.	38,299	2,993
YETI Holdings, Inc. *	41,028	1,683

Total		202,542

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Consumer Staples (4.3%)
BellRing Brands, Inc. *	62,254	3,780
BJ’s Wholesale Club Holdings, Inc. *	64,039	5,282
The Boston Beer Co., Inc. - Class A *	4,275	1,236
Casey’s General Stores, Inc.	17,916	6,731
Celsius Holdings, Inc. *	75,699	2,374
Coca-Cola Consolidated, Inc.	2,839	3,737
Coty, Inc. - Class A *	176,716	1,659
Darling Ingredients, Inc. *	77,085	2,865
e.l.f. Beauty, Inc. *	27,179	2,963
Flowers Foods, Inc.	94,736	2,186
Ingredion, Inc.	31,379	4,313
Lancaster Colony Corp.	9,347	1,650
Performance Food Group Co. *	75,211	5,894
Pilgrim’s Pride Corp. *	19,406	894
Post Holdings, Inc. *	22,966	2,658
Sprouts Farmers Market, Inc. *	48,312	5,334
US Foods Holding Corp. *	118,077	7,262

Total		60,818

Energy (5.0%)
Antero Midstream Corp.	163,350	2,458
Antero Resources Corp. *	140,853	4,036
ChampionX Corp.	92,323	2,784
Chesapeake Energy Corp.	53,353	4,388
Civitas Resources, Inc.	43,858	2,222
CNX Resources Corp. *	73,316	2,388
DT Midstream, Inc.	47,090	3,704
HF Sinclair Corp.	78,631	3,505
Matador Resources Co.	56,255	2,780
Murphy Oil Corp.	68,782	2,321
NOV, Inc.	190,860	3,048
Oasis Petroleum, Inc.	29,811	3,882
Ovintiv, Inc.	127,381	4,880
PBF Energy, Inc. - Class A	48,274	1,494
Permian Resources Corp.	305,757	4,161
Range Resources Corp.	117,358	3,610
Southwestern Energy Co. *	534,673	3,802
Texas Pacific Land Corp.	9,100	8,051

Index 400 Stock Portfolio

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Energy continued
Valaris, Ltd. *	32,303	1,801
Viper Energy, Inc. Weatherford	49,174	2,218
International PLC	35,472	3,012

Total		70,545

Financials (16.3%)
Affiliated Managers Group, Inc.	14,455	2,570
Ally Financial, Inc.	132,235	4,706
American Financial Group, Inc.	34,800	4,684
Annaly Capital Management, Inc.	241,645	4,850
Associated Banc - Corp.	72,101	1,553
Bank OZK	51,152	2,199
Brighthouse Financial, Inc. *	29,450	1,326
Cadence Bank	88,440	2,817
The Carlyle Group, Inc.	101,360	4,365
CNO Financial Group, Inc.	51,288	1,800
Columbia Banking System, Inc.	101,544	2,651
Commerce Bancshares, Inc.	56,482	3,355
Cullen/Frost Bankers, Inc.	31,040	3,472
East West Bancorp, Inc.	66,888	5,534
Equitable Holdings, Inc.	154,365	6,488
Essent Group, Ltd.	51,506	3,311
Euronet Worldwide, Inc. *	20,462	2,030
Evercore, Inc. - Class A	17,186	4,354
F.N.B. Corp.	174,449	2,462
Federated Hermes, Inc.	38,181	1,404
Fidelity National Financial, Inc.	125,443	7,785
First American Financial Corp.	49,880	3,293
First Financial Bankshares, Inc.	62,332	2,307
First Horizon Corp.	258,200	4,010
FirstCash Holdings, Inc.	18,878	2,167
Glacier Bancorp, Inc.	54,975	2,512
Hamilton Lane, Inc. - Class A	19,647	3,308
Hancock Whitney Corp.	41,861	2,142
The Hanover Insurance Group, Inc.	17,447	2,584
Home BancShares, Inc.	90,047	2,439
Houlihan Lokey, Inc.	25,594	4,044
Interactive Brokers Group, Inc. - Class A	52,549	7,323
International Bancshares Corp.	25,934	1,551

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Financials continued
Janus Henderson Group PLC	61,791	2,352
Jefferies Financial Group, Inc.	78,298	4,819
Kemper Corp.	29,369	1,799
Kinsale Capital Group, Inc.	10,670	4,968
MGIC Investment Corp.	125,693	3,218
Morningstar, Inc.	13,005	4,150
New York Community Bancorp, Inc.	144,481	1,623
Old National Bancorp	154,614	2,885
Old Republic
International Corp.	114,627	4,060
Pinnacle Financial Partners, Inc.	37,096	3,634
Primerica, Inc.	16,305	4,323
Prosperity Bancshares, Inc.	46,198	3,330
Reinsurance Group of America, Inc.	31,796	6,927
RenaissanceRe Holdings, Ltd.	25,180	6,859
RLI Corp.	20,180	3,128
Ryan Specialty Group Holdings, Inc.	49,597	3,293
SEI Investments Co.	47,869	3,312
Selective Insurance Group, Inc.	29,489	2,751
SLM Corp.	105,442	2,412
SouthState Corp.	36,942	3,590
Starwood Property Trust, Inc.	153,934	3,137
Stifel Financial Corp.	49,425	4,641
Synovus Financial Corp.	69,790	3,104
Texas Capital Bancshares, Inc. *	22,390	1,600
UMB Financial Corp.	21,497	2,260
United Bankshares, Inc.	65,428	2,427
Unum Group	82,440	4,900
Valley National Bancorp	207,354	1,879
Voya Financial, Inc.	47,345	3,751
Webster Financial Corp.	83,085	3,873
Western Alliance Bancorp	52,586	4,548
WEX, Inc. *	19,909	4,176
Wintrust Financial Corp.	32,185	3,493
Zions Bancorp NA	71,605	3,381

Total		231,999

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Health Care (9.8%)
Acadia Healthcare Co., Inc. *	45,020	2,855
Amedisys, Inc. *	15,831	1,528
Arrowhead Pharmaceuticals, Inc. *	60,258	1,167
Avantor, Inc. *	328,313	8,493
Azenta, Inc. *	23,719	1,149
BioMarin Pharmaceutical, Inc. *	91,908	6,460
Bio-Rad Laboratories, Inc. - Class A *	9,286	3,107
Bruker Corp.	53,580	3,700
Chemed Corp.	7,256	4,361
Cytokinetics, Inc. *	56,609	2,989
DENTSPLY SIRONA, Inc.	98,339	2,661
Doximity, Inc. - Class A *	60,695	2,645
Encompass Health Corp.	48,535	4,690
Enovis Corp. *	27,107	1,167
Ensign Group, Inc.	27,480	3,952
Envista Holdings Corp. *	83,380	1,648
Exelixis, Inc. *	138,302	3,589
Globus Medical, Inc. - Class A *	54,422	3,893
Haemonetics Corp. *	24,736	1,988
Halozyme Therapeutics, Inc. *	60,970	3,490
HealthEquity, Inc. *	42,177	3,452
Illumina, Inc. *	76,944	10,034
Jazz Pharmaceuticals PLC *	29,941	3,336
Lantheus Holdings, Inc. *	33,660	3,694
LivaNova PLC *	26,147	1,374
Masimo Corp. *	21,409	2,855
Medpace Holdings, Inc. *	12,250	4,089
Neogen Corp. *	95,612	1,607
Neurocrine Biosciences, Inc. *	48,735	5,615
Option Care Health, Inc. *	82,901	2,595
Penumbra, Inc. *	18,829	3,659
Perrigo Co. PLC	66,155	1,735
R1 RCM, Inc. *	75,702	1,073
Repligen Corp. *	25,081	3,733
Roivant Sciences, Ltd. *	211,453	2,440
Sarepta Therapeutics, Inc. *	46,029	5,749
Sotera Health Co. *	74,137	1,238
Tenet Healthcare Corp. *	46,302	7,695

Index 400 Stock Portfolio

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Health Care continued
United Therapeutics Corp. *	21,483	7,698

Total		139,203

Industrials (22.5%)
AAON, Inc.	32,596	3,515
Acuity Brands, Inc.	14,912	4,107
Advanced Drainage Systems, Inc.	34,042	5,350
AECOM	64,724	6,684
AGCO Corp.	30,024	2,938
American Airlines Group, Inc. *	318,367	3,578
Applied Industrial
Technologies, Inc.	18,596	4,149
ASGN, Inc. *	21,716	2,025
Avis Budget Group, Inc.	8,297	727
The Brink’s Co.	21,394	2,474
BWX Technologies, Inc.	44,093	4,793
CACI International, Inc.
- Class A *	10,762	5,430
Carlisle Cos., Inc.	22,275	10,018
Chart Industries, Inc. *	20,380	2,530
Clean Harbors, Inc. *	24,486	5,919
CNH Industrial NV	423,282	4,698
Comfort Systems USA, Inc.	17,176	6,705
Concentrix Corp.	22,796	1,168
Core & Main, Inc. - Class A *	92,987	4,129
Crane Co.	23,418	3,707
Curtiss-Wright Corp.	18,487	6,076
Donaldson Co., Inc.	58,060	4,279
EMCOR Group, Inc.	22,547	9,707
EnerSys	19,512	1,991
ESAB Corp.	27,544	2,928
ExlService Holdings, Inc. *	78,232	2,985
Exponent, Inc.	24,593	2,835
Flowserve Corp.	63,699	3,293
Fluor Corp. *	82,526	3,937
Fortune Brands Home
& Security, Inc.	59,881	5,361
FTI Consulting, Inc. *	16,995	3,867
GATX Corp.	17,264	2,287
Genpact, Ltd.	79,466	3,116
Graco, Inc.	81,564	7,138
GXO Logistics, Inc. *	57,890	3,014
Hexcel Corp.	39,626	2,450
Insperity, Inc.	17,290	1,522
ITT, Inc.	39,435	5,896
KBR, Inc.	64,116	4,176
Kirby Corp. *	28,070	3,437
Knight-Swift
Transportation Holdings, Inc.	78,010	4,209
Landstar System, Inc.	17,196	3,248
Lennox International, Inc.	15,489	9,360

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Lincoln Electric Holdings, Inc.	27,348	5,251
ManpowerGroup, Inc.	23,029	1,693
MasTec, Inc. *	29,805	3,669
MAXIMUS, Inc.	29,182	2,719
MDU Resources Group, Inc.	98,849	2,709
The Middleby Corp. *	26,067	3,627
MSA Safety, Inc.	19,079	3,383
MSC Industrial Direct Co., Inc.	21,778	1,874
NEXTracker, Inc. - Class A *	69,538	2,606
nVent Electric PLC	80,219	5,636
Oshkosh Corp.	31,555	3,162
Owens Corning	41,982	7,411
Parsons Corp. *	22,650	2,348
Paylocity Holding Corp. *	21,008	3,466
RB Global, Inc.	88,962	7,161
RBC Bearings, Inc. *	14,084	4,216
Regal Rexnord Corp.	32,107	5,326
Ryder System, Inc.	20,988	3,060
Saia, Inc. *	12,832	5,611
Science Applications
International Corp.	24,835	3,459
Sensata Technologies
Holding PLC	73,196	2,625
Simpson Manufacturing Co., Inc.	20,308	3,884
Stericycle, Inc. *	45,006	2,745
Terex Corp.	32,434	1,716
Tetra Tech, Inc.	129,114	6,089
The Timken Co.	30,945	2,608
The Toro Co.	50,071	4,343
Trex Co., Inc. *	52,692	3,508
UFP Industries, Inc.	29,348	3,851
Valmont Industries, Inc.	9,777	2,835
Watsco, Inc.	16,800	8,264
Watts Water
Technologies, Inc. - Class A	13,279	2,751
WESCO International, Inc.	21,571	3,623
Woodward, Inc.	28,774	4,935
XPO Logistics, Inc. *	56,186	6,041

Total		319,961

Information Technology (9.1%)
Allegro Microsystems, Inc. *	75,347	1,756
Altair Engineering, Inc. - Class A *	28,806	2,751
Amkor Technology, Inc.	54,956	1,682
AppFolio, Inc. - Class A *	11,152	2,625
Arrow Electronics, Inc. *	25,489	3,386
Aspen Technology, Inc. *	12,878	3,075

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Avnet, Inc.	42,750	2,322
Belden, Inc.	19,781	2,317
Blackbaud, Inc. *	19,347	1,638
Ciena Corp. *	69,261	4,266
Cirrus Logic, Inc. *	25,896	3,216
Cognex Corp.	83,137	3,367
Coherent Corp. *	74,037	6,583
CommVault Systems, Inc. *	21,193	3,261
Crane Holdings Co.	23,690	1,329
Dolby Laboratories, Inc. - Class A	28,924	2,214
Dropbox, Inc. - Class A *	114,999	2,924
Dynatrace, Inc. *	143,848	7,692
Fabrinet *	17,418	4,118
IPG Photonics Corp. *	13,294	988
Kyndryl Holdings, Inc. *	112,088	2,576
Lattice Semiconductor Corp. *	66,788	3,544
Littelfuse, Inc.	12,016	3,187
Lumentum Holdings, Inc. *	32,913	2,086
MACOM Technology
Solutions Holdings, Inc. *	28,004	3,116
Manhattan Associates, Inc. *	29,577	8,322
MKS Instruments, Inc.	32,621	3,546
Novanta, Inc. *	17,406	3,114
Onto Innovation, Inc. *	23,826	4,945
Power Integrations, Inc.	27,501	1,763
Pure Storage, Inc. *	149,185	7,495
Qualys, Inc. *	17,841	2,292
Rambus, Inc. *	52,200	2,204
Silicon Laboratories, Inc. *	15,634	1,807
Synaptics, Inc. *	19,151	1,486
TD SYNNEX Corp.	36,665	4,403
Teradata Corp. *	46,575	1,413
Universal Display Corp.	21,271	4,465
Vishay Intertechnology, Inc.	55,097	1,042
Vontier Corp.	74,530	2,515
The Western Union Co.	163,791	1,954

Total		128,785

Materials (6.4%)
Alcoa Corp.	124,608	4,807
AptarGroup, Inc.	32,036	5,132
Arcadium Lithium PLC *	514,238	1,466
Ashland Global
Holdings, Inc.	23,679	2,059
Avient Corp.	44,281	2,228
Axalta Coating Systems, Ltd. *	105,661	3,824
Berry Global Group, Inc.	55,208	3,753

Index 400 Stock Portfolio

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Materials continued
Cabot Corp.	26,581	2,971
The Chemours Co.	72,369	1,471
Cleveland-Cliffs, Inc. *	226,878	2,897
Commercial Metals Co.	55,752	3,064
Crown Holdings, Inc.	57,526	5,516
Eagle Materials, Inc.	16,211	4,663
Graphic Packaging Holding Co.	144,688	4,281
Greif, Inc. - Class A	12,372	775
Knife River Corp. *	27,447	2,454
Louisiana-Pacific Corp.	30,322	3,258
NewMarket Corp.	3,722	2,054
Olin Corp.	56,963	2,733
Reliance, Inc.	26,566	7,683
Royal Gold, Inc.	31,702	4,448
RPM International, Inc.	62,192	7,525
The Scotts Miracle-Gro Co.	20,531	1,780
Silgan Holdings, Inc.	39,367	2,067
Sonoco Products Co.	47,639	2,603
United States Steel Corp.	107,766	3,807
Westlake Corp.	16,216	2,437

Total		91,756

Real Estate (7.4%)
Agree Realty Corp.	48,659	3,665
American Homes 4 Rent - Class A	151,869	5,830
Brixmor Property Group, Inc.	146,068	4,069
Corporate Office Properties Trust	54,572	1,655
Cousins Properties, Inc.	73,755	2,174
CubeSmart LP	108,693	5,851
EastGroup Properties, Inc.	23,450	4,381
EPR Properties	36,695	1,800
Equity LifeStyle Properties, Inc.	90,040	6,423
First Industrial Realty Trust, Inc.	64,155	3,591
Gaming and Leisure Properties, Inc.	132,471	6,816
Healthcare Realty Trust, Inc.	176,010	3,195
Independence Realty Trust, Inc.	108,923	2,233
Jones Lang LaSalle, Inc. *	22,911	6,182
Kilroy Realty Corp.	51,213	1,982
Kite Realty Group Trust	106,438	2,827
Lamar Advertising Co. - Class A	42,416	5,667
National Retail Properties, Inc.	88,519	4,292
National Storage Affiliates Trust	33,874	1,633

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Omega Healthcare Investors, Inc.	124,388	5,063
Park Hotels & Resorts, Inc.	101,284	1,428
PotlatchDeltic Corp.	34,817	1,569
Rayonier, Inc.	65,008	2,092
Rexford Industrial Realty, Inc.	105,669	5,316
Sabra Health Care REIT, Inc.	112,487	2,093
STAG Industrial, Inc.	88,303	3,452
Vornado Realty Trust	80,332	3,165
WP Carey, Inc.	105,651	6,582

Total		105,026

Utilities (2.6%)
ALLETE, Inc.	28,031	1,799
Black Hills Corp.	33,497	2,047
Essential Utilities, Inc.	121,414	4,683
IDACORP, Inc.	25,826	2,662
National Fuel Gas Co.	44,300	2,685
New Jersey Resources Corp.	48,094	2,270
Northwestern Energy Group, Inc.	29,758	1,703
OGE Energy Corp.	96,876	3,974
ONE Gas, Inc.	27,463	2,044
Ormat Technologies, Inc.	26,069	2,006
Portland General Electric Co.	49,991	2,395
Southwest Gas Holdings, Inc.	29,193	2,153
Spire, Inc.	28,013	1,885
TXNM Energy, Inc.	43,873	1,920
UGI Corp.	104,081	2,604

Total		36,830

Total Common Stocks (Cost: $977,974)		1,407,417

Short-Term Investments (0.1%)
Governments (0.1%)
US Treasury 0.000%, 10/3/24 ß	760,000	760

Total		760

Total Short-Term Investments (Cost: $760)		760

Total Investments (99.2%) (Cost: $978,734)@		1,408,177

Other Assets, Less Liabilities (0.8%)		11,341

Net Assets (100.0%)		1,419,518

Index 400 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-Mini S&P MidCap 400 Futures	Long	USD	4	39	12/24	$12,280	$228	$(16)

							$228	$(16)

	Financial Derivative Assets				Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)

	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$–	$–	$–	$(16)	$(16)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
ß	Part or all of the security has been pledged as collateral.
@

At September 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $978,734 and the net unrealized appreciation of investments based on that cost was $429,671 which is comprised of $486,228 aggregate gross unrealized appreciation and $56,557 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2024.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:

Common Stocks	$1,407,417	$—	$—

Short-Term Investments	—	760	—

Other Financial Instruments^

Futures	228	—	—

Total Assets:	$1,407,645	$760	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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